Intangible Assets (Details) - Schedule of Additions of Intangible Assets	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Salaries and related costs
- Staff	RM 162,394	$ 34,426	RM 111,594